Accounts receivable, net	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts receivable, net	Accounts receivable, net
Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
Accounts receivable, third parties	15,345	38,912
Less: Allowance for credit losses, third parties	(539)	(496)
Accounts receivable, third parties, net	14,806	38,416
Accounts receivable, related parties	186,705	210,001
Less: Allowance for credit losses, related parties	(1,169)	(299)
Accounts receivable, related parties, net	185,536	209,702

The movement of the allowance for doubtful accounts receivable is as follows:

	As of December 31,	As of June 30,
	2025	2026
Balance at the beginning of the year/period	3,467	1,708
Additions	917	103
Reversal	(2,125)	(1,052)
Write-off	(675)	—
Foreign currency translation adjustments	124	36
Balance at the end of the year/period	1,708	795